Schedule of increase in volatility, derivative liability and fair value loss (Details)	9 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Change in fair value	$ 13,262,586
Volatility 108. 90 Percentage [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	108.90%
Derivative liabilities	$ 15,376,779
Change in fair value	$ (175,999)
Volatility 118. 90 Percentage [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	118.90%
Derivative liabilities	$ 15,552,778
Volatility 128. 90 Percentage [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	128.90%
Derivative liabilities	$ 15,728,659
Change in fair value	$ 175,881